Shareholder Report, Line Graph (Details) - USD ($)		1 Months Ended	2 Months Ended	3 Months Ended	4 Months Ended	5 Months Ended	6 Months Ended	7 Months Ended	8 Months Ended	9 Months Ended	10 Months Ended	11 Months Ended	12 Months Ended
	Jan. 09, 2024	Jan. 31, 2024	Feb. 29, 2024	Mar. 31, 2024	Apr. 30, 2024	May 31, 2024	Jun. 30, 2024	Jul. 31, 2024	Aug. 31, 2024	Sep. 30, 2024	Oct. 31, 2024	Nov. 30, 2024	Dec. 31, 2024
Langar Global HealthTech ETF
Account Value [Line Items]
Accumulated Value	$ 10,000	$ 9,930	$ 10,217	$ 10,689	$ 10,122	$ 10,405	$ 10,290	$ 10,099	$ 10,568	$ 10,729	$ 10,189	$ 10,604	$ 10,140
S&P 500® Index
Account Value [Line Items]
Accumulated Value	10,000	10,197	10,741	11,087	10,634	11,161	11,562	11,703	11,986	12,242	12,131	12,844	12,537
S&P 500 Health Care Index
Account Value [Line Items]
Accumulated Value	$ 10,000	$ 10,002	$ 10,324	$ 10,569	$ 10,032	$ 10,032	$ 10,468	$ 10,745	$ 11,294	$ 11,104	$ 10,590	$ 10,620	$ 9,960